FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Report here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     AT&T Investment Management Corporation ("ATTIMCO")
Address:  295 North Maple Avenue, Room 7202M2
          Basking Ridge, NJ 07920

13F File Number:  28-5552

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lynn Carroll
Title:   Vice President and Chief Operating Officer
Phone:   908-221-2574

Signature, Place and Date of Signing:

Lynn Carroll      Basking Ridge, NJ         January 22, 2001
-------------     ------------------        ----------------
[Signature]       [City, State]             [Date]


Report Type (Check only one.):

[X}               13F HOLDINGS REPORT.

[ ]               13F NOTICE.

[ ]               13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  3
Form 13F Information Table Value Total:  $214,247.055


List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE
                                                               Shares/                           Voting
   Name of                  Title of                Value       Prn      Investment  Other     Authority
   Issuer                    Class      Cusip      (x$1000)     Amt      Discretion   Man    Sole Shared None
--------------              --------  ---------  -----------  ---------  ----------  -----   ----------------
Taubman Centers, Inc.       Common    876664103   22,235.544  2,032,964     Sole             Sole  2,032,964
Simon Property Group, Inc.  Common    828806109  152,101.152  6,337,548     Sole             Sole  6,337,548
Simon Property Group, Inc.  Pfd       828806406   39,910.359    578,411     Sole             None    578,411
                            Conv.
                            Series B